Other Matters (Tables)	12 Months Ended
Dec. 31, 2012
Other Matters [Abstract]
Supplemental Cash Flow Information and Schedule of Non-Cash Investing and Financing Activity
Supplemental Cash Flow Information and Schedule of Non-Cash Investing and Financing Activity

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Supplemental cash flow information:
Interest paid, net of amount capitalized	$36,378	$60,123	$53,352
Cash paid for income taxes	1,275	705	117
Supplemental schedule of non-cash investing
and financing activity:
Mortgage notes payable transferred
to purchaser	(254,095)	(215,285)	(8,666)
Mortgage note payable and interest payable transferred in deed in lieu of foreclosure	—	(8,601)	—
Mortgage loan issued to purchaser	—	—	(1,500)
Contingent consideration related to the
contribution of the Management Company	—	18,000	—
Restricted shares and deferred incentive share
units issued (forfeited)	(1,105)	1,110	1,949
Mortgage loan assumed in purchase	58,694	87,225	—
Shares issued in lieu of Directors' fees	263	319	285
Operating partnership units converted to common stock	18,216	—	—
Shares issued pursuant to TPG Management Services Agreement	225	—	—

Rents Receivable and Other Assets
Rents Receivable and Other Assets

	December 31
	2012	2011
	(In thousands)
Rents and fees receivable	$3,915	$5,001
Allowance for doubtful accounts	(1,606)	(1,812)
Straight-line rent receivable	34,205	19,183
Other receivables	2,755	14,905
Lease costs (net of accumulated amortization of
$28,049 and $21,087, respectively)	62,978	41,518
Loan costs (net of accumulated amortization of
$4,067 and $2,688, respectively)	7,183	5,160
Escrow and other deposits	7,606	16,975
Prepaid items	3,612	4,581
Investment in other assets	3,500	3,500
Other assets	543	416
	$124,691	$109,427

Components of intangible assets
Intangible Assets

The following table reflects the portion of the purchase price of office properties allocated to intangible assets, as discussed in "Note A".  The portion of purchase price allocated to below market lease value and the related accumulated amortization is reflected in the Schedule of Accounts Payable and Other Liabilities within this note.

	December 31
	2012	2011
	(In thousands)
Lease in place value	$117,383	$65,213
Accumulated amortization	(33,919)	(20,380)
Above market lease value	43,094	29,225
Accumulated amortization	(10,544)	(4,603)
Other intangibles	3,000	—
Accumulated amortization	(917)	—
Goodwill-management company	—	26,173
	$118,097	$95,628

Components of Accounts Payable and Other Liabilities
Accounts Payable and Other Liabilities

	December 31
	2012	2011
	(In thousands)
Office property payables:
Accrued expenses and accounts payable	$13,111	$14,240
Accrued property taxes	6,868	6,465
Prepaid rents	9,488	8,393
Deferred revenues	315	447
Security deposits	4,680	3,515
Below market lease value	27,745	9,009
Accumulated amortization – below market
lease value	(5,355)	(3,966)
Capital lease obligations	57	57
Corporate payables	1,930	1,136
Contingent consideration	—	18,000
Deferred tax liability non-current	1,959	14,344
Deferred compensation plan liability	—	278
Dividends payable	—	2,711
Accrued payroll	2,980	1,985
Fair value of interest rate swaps	16,285	11,134
Interest payable	2,653	2,593
	$82,716	$90,341